SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Depreciation and Amortization) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Depreciation of fixed assets (see note 7) | ₪			₪ 3,662	₪ 3,614	₪ 3,682
Depreciation of right of use asset (see note 6) | ₪			1,153
Depreciation and amortization | ₪			₪ 4,815	₪ 3,614	₪ 3,682
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Depreciation of fixed assets (see note 7) | $		$ 1,060
Depreciation of right of use asset (see note 6) | $		333
Depreciation and amortization | $	[1]	$ 1,393

[1]	Convenience Translation into US Dollars.